INVESTMENT IN UNCONSOLIDATED ENTITY, NET (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
Investment in unconsolidated entity - Initial cost	¥ 1,474,974	$ 210,918
Investment in unconsolidated entity, net	¥ 1,474,974	$ 210,918	¥ 0